Long-term loans (Bank loans and other loans) (Detail) € in Thousands, ¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 SGD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 JPY (¥)
Disclosure of long-term loans [line items]
Long-term loans	¥ 131,885,708	¥ 134,022,712
Less: Current portion of long-term loans	19,808,313	18,658,114
Non-current portion	112,077,395	115,364,598
Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	124,854,044	128,619,138
Less: Current portion of long-term loans	19,188,743	17,848,365
Non-current portion	105,665,301	110,770,773
Bank loans and other loans [member] | Secured | RMB | Fixed rate
Disclosure of long-term loans [line items]
Long-term loans	302,677	5,032,030
Less: Current portion of long-term loans		1,262,520
Non-current portion	¥ 302,677	¥ 3,769,510
Annual interest rate	4.66%	4.41%-4.90%
Bank loans and other loans [member] | Secured | RMB | Variable rate
Disclosure of long-term loans [line items]
Long-term loans	¥ 9,136,041	¥ 4,528,406
Less: Current portion of long-term loans	1,242,992	521,689
Non-current portion	¥ 7,893,049	¥ 4,006,717
Annual interest rate	4.10%-4.98%	4.28%-4.90%
Bank loans and other loans [member] | Secured | S$ | Variable rate
Disclosure of long-term loans [line items]
Long-term loans	¥ 596,693	¥ 410,658		$ 120,999			$ 79,371
Less: Current portion of long-term loans	14,119
Non-current portion	¥ 582,574	¥ 410,658
Annual interest rate	1.42%	2.93%
Bank loans and other loans [member] | Unsecured | RMB | Fixed rate
Disclosure of long-term loans [line items]
Long-term loans	¥ 2,805,767	¥ 7,477,712
Less: Current portion of long-term loans	316,715	1,803,335
Non-current portion	¥ 2,489,052	¥ 5,674,377
Annual interest rate	4.02%-5.39%	2.65%-5.39%
Bank loans and other loans [member] | Unsecured | RMB | Variable rate
Disclosure of long-term loans [line items]
Long-term loans	¥ 96,118,275	¥ 88,504,897
Less: Current portion of long-term loans	16,355,517	12,691,426
Non-current portion	¥ 79,762,758	¥ 75,813,471
Annual interest rate	1.80%-6.55%	1.80%-6.55%
Bank loans and other loans [member] | Unsecured | US$ | Variable rate
Disclosure of long-term loans [line items]
Long-term loans	¥ 8,609,627	¥ 9,974,968	$ 1,319,503				1,430,672
Less: Current portion of long-term loans	1,217,769	1,095,931
Non-current portion	¥ 7,391,858	¥ 8,879,037
Annual interest rate	1.42%-4.73%	2.90%-6.82%
Bank loans and other loans [member] | Unsecured | S$ | Variable rate
Disclosure of long-term loans [line items]
Long-term loans	¥ 7,053,310	¥ 12,417,684		$ 1,430,286			$ 2,400,063
Less: Current portion of long-term loans		431,622
Non-current portion	¥ 7,053,310	¥ 11,986,062
Annual interest rate	1.85%	3.33%
Bank loans and other loans [member] | Unsecured | EUR | Fixed rate
Disclosure of long-term loans [line items]
Long-term loans	¥ 88,322	¥ 120,760			€ 11,004			€ 15,451
Less: Current portion of long-term loans	34,654	34,772
Non-current portion	¥ 53,668	¥ 85,988
Annual interest rate	2.00%-2.15%	2.00%-2.15%
Bank loans and other loans [member] | Unsecured | JPY | Fixed rate
Disclosure of long-term loans [line items]
Long-term loans	¥ 143,332	¥ 152,023				¥ 2,266,468			¥ 2,372,009
Less: Current portion of long-term loans	6,977	7,070
Non-current portion	¥ 136,355	¥ 144,953
Annual interest rate	0.75%	0.75%